Income tax benefit Income - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	$ 1,486,833	$ 1,044,029
Tax loss carryforwards	7,127,050	4,955,863
Deferred tax assets arising from temporary differences	$ 854,371	574,087
Tax rate effect from change in tax rate	15.00%
Sweden And China
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	$ 7,035,592
Sweden
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	6,184,311	4,031,242
China
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	851,281	$ 885,091
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	$ 2